Share-Based Payment - Summary Of Share Based Payment (Detail) - Restricted Stock Units [Member]	3 Months Ended
Mar. 31, 2022
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	148,148
Granted	0
Settled during the period	0
Transferred during the period	0
Forfeited during the period	(1,338)
Ending balance	146,810
December 2022 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	48,937
December 2023 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	48,937
December 2024 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	48,936